CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OPERATING REVENUE:
TOTAL OPERATING REVENUE	$ 156,520,255	$ 128,840,991	$ 459,503,232	$ 360,664,280	$ 485,541,291	$ 145,894,832	$ 87,696,695
OPERATING EXPENSES:
Medical Expenses	161,662,423	127,015,976	459,233,085	348,258,272	485,513,143	141,442,457	92,481,777
Premium Deficiency Reserve	1,600,000	1,072,540	4,600,000	(1,304,962)	(20,539,364)	6,363,652	14,175,712
Corporate, General and Administrative Expenses	20,433,538	13,742,904	53,883,267	36,773,545	53,390,338	36,423,532	28,541,520
Sales and Marketing Expenses	491,418	278,663	1,118,160	631,073	1,502,634	801,685	1,870,004
Depreciation	456,418	245,488	1,218,796	613,329	795,172	399,177	342,196
TOTAL OPERATING EXPENSES	184,643,797	142,355,570	520,053,309	384,971,257	520,661,923	185,430,503	137,411,208
OPERATING LOSS	(28,123,542)	(13,514,579)	(60,550,077)	(24,306,977)	(35,120,632)	(39,535,671)	(49,714,513)
OTHER INCOME (EXPENSES):
Interest Income (Expense), net	(4,643,254)	(2,316,579)	(13,130,628)	(6,877,619)	(9,970,260)	(3,479,139)	44,235
Other					(290,684)	97,955	(103,734)
TOTAL OTHER INCOME (EXPENSE)	(6,044,940)	(2,316,579)	(25,193,893)	(6,877,619)	(10,260,944)	(3,381,184)	(59,500)
NET LOSS	(34,168,482)	(15,831,158)	(85,743,970)	(31,184,596)	(45,381,576)	(42,916,855)	(49,774,013)
NET LOSS ATTRIBUTABLE TO NON-CONTROLLING INTERESTS	(2,801,965)	875,560	(8,043,678)	(3,450,460)	(4,307,071)	(7,907,592)	(5,972,718)
NET LOSS ATTRIBUTABLE TO CONTROLLING INTERESTS	$ (31,366,517)	$ (16,706,718)	$ (77,700,292)	$ (27,734,136)	$ (41,074,505)	$ (35,009,263)	$ (43,801,295)
NET LOSS PER SHARE (BASIC)	$ (0.45)	$ (0.25)	$ (1.14)	$ (0.42)	$ (0.62)	$ (0.74)	$ (1.78)
NET LOSS PER SHARE (DILUTED)	$ (0.45)	$ (0.25)	$ (1.14)	$ (0.42)	$ (0.62)	$ (0.74)	$ (1.78)
Capitated Revenue
OPERATING REVENUE:
TOTAL OPERATING REVENUE	$ 152,276,992	$ 124,461,275	$ 447,137,121	$ 351,018,290	$ 471,551,241	$ 138,727,943	$ 86,465,658
Subtotal Other Patient Service Revenue
OPERATING REVENUE:
TOTAL OPERATING REVENUE	$ 4,243,263	$ 4,379,716	$ 12,366,111	$ 9,645,990	$ 13,990,050	$ 7,166,889	$ 1,231,037